UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2005
Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 28-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  May 4, 2005

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
28-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included
Managers: NONE



Form 13F Information
Table Entry Total:  36



Form 13F Information
Table Value Total: 177984 (thousands)

List of Other Included
Managers: NONE

                                                           FORM 13F INFORMATION TABLE

                                                           VALUE    SHRS OR    SH/ INVESTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      Cusip        (X$1000) PRN AMT    PRN DISCRETN   MANAGERS    SOLE     SHARED  NONE
----------------------    ---------------     ------------ -------- ----------
AIRTRAN HOLDINGS          COM                 00949P108         5165     570700SH        SOLE                570700
ALLSTATE                  COM                 020002101         5656     104630SH        SOLE                104630
AMERICAN INDEPENDENC      COM  NEW            026760405         1581     120000SH        SOLE                120000
BAXTER INT'L              COM                 071813109         7532     221650SH        SOLE                221650
BED BATH & BEYOND         COM                 075896100         6462     176850SH        SOLE                176850
CEMEX                     SPON ADR 5 ORD      151290889         5981     165000SH        SOLE                165000
CISCO                     COM                 17275R102         5852     327100SH        SOLE                327100
COMCAST SPL A             CL A SPL            20030N200         4764     142475SH        SOLE                142475
COSTCO                    COM                 22160K105         4230      95749SH        SOLE                 95749
DEERE & CO                COM                 244199105         4472      66611SH        SOLE                 66611
FIFTH THIRD BANC          COM                 316773100         5925     137856SH        SOLE                137856
GANNETT INC               COM                 364730101         6413      81097SH        SOLE                 81097
GEN AMER INVS             COM                 368802104         2485      80512SH        SOLE                 80512
HEARTLAND PRTNRS          UT LTD PARTNER      422357103          208      48400SH        SOLE                 48400
HOME DEPOT                COM                 437076102         5292     138400SH        SOLE                138400
ILLINOIS TOOL WKS         COM                 452308109         5334      59574SH        SOLE                 59574
INDEPENDENCE HLDG         COM  NEW            453440307         1201      66600SH        SOLE                 66600
INTEL CORP                COM                 458140100         5938     255600SH        SOLE                255600
INTERPUBLIC GRP           COM                 460690100         4246     345734SH        SOLE                345734
JOHNSON & JOHNSON         COM                 478160104         4003      59600SH        SOLE                 59600
JP MORGAN CHASE           COM                 46625H100         5546     160280SH        SOLE                160280
KIMBERLY CLARK            COM                 494368103         4055      61699SH        SOLE                 61699
LAMAR ADVERT              CL A                512815101         6039     149900SH        SOLE                149900
MEAD WESTVACO             COM                 583334107         6496     204150SH        SOLE                204150
MEDIMMUNE                 COM                 584699102         4257     178795SH        SOLE                178795
MOLEX INC CL A            CL A                608554200         5768     244400SH        SOLE                244400
NORTH FORK BANC           COM                 659424105         6113     220352SH        SOLE                220352
REGENERON                 COM                 75886F107         1211     236943SH        SOLE                236943
SCHERING PLOUGH           COM                 806605101         5282     290999SH        SOLE                290999
TEMPLE INLAND             COM                 879868107         6677      92032SH        SOLE                 92032
TEXAS INSTRU              COM                 882508104         6204     243400SH        SOLE                243400
TIME WARNER               COM                 887317105         6874     391676SH        SOLE                391676
TIME WARNER TELECOM       CL A                887319101           56      14000SH        SOLE                 14000
TYCO INT'L                COM                 902124106         7206     213194SH        SOLE                213194
VIACOM CL B               CL B                925524308         6374     183000SH        SOLE                183000
WEYERHAUSER               COM                 962166104         7086     103450SH        SOLE                103450